UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2014 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—10.7%
Bright Horizons Family Solutions, Inc.*	390,069	$15,255,599
Dorman Products, Inc.*	226,000	13,347,560
G-III Apparel Group, Ltd.*	175,000	12,526,500
Lithia Motors, Inc., Class A	200,931	13,353,874
Mattress Firm Holding Corp.*	136,525	6,529,991
Monro Muffler Brake, Inc.[1]	332,566	18,916,354
National CineMedia, Inc.	392,050	5,880,750
Oxford Industries, Inc.	145,042	11,342,284
Sotheby’s	433,383	18,873,830
TriNet Group, Inc.*	218,600	4,658,366
William Lyon Homes, Class A*	365,100	10,080,411
Total Consumer Discretionary		130,765,519
Consumer Staples—3.9%
Annie’s, Inc.*	195,067	7,839,743
The Boston Beer Co., Inc., Class A*,1	48,771	11,935,727
Inter Parfums, Inc.	250,012	9,052,935
United Natural Foods, Inc.*	268,527	19,043,935
Total Consumer Staples		47,872,340
Energy—4.4%
Gulfmark Offshore, Inc., Class A	180,025	8,090,324
Hornbeck Offshore Services, Inc.*	262,068	10,957,063
Matador Resources Co.*	355,040	8,694,930
PDC Energy, Inc.*	178,394	11,106,810
Sanchez Energy Corp.*	290,022	8,593,352
Synergy Resources Corp.*	595,300	6,399,475
Total Energy		53,841,954
Financials—7.2%
American Equity Investment Life Holding Co.	628,004	14,833,454
EverBank Financial Corp.	392,000	7,734,160
Kennedy-Wilson Holdings, Inc.	246,211	5,542,210
Montpelier Re Holdings, Ltd.	570,027	16,964,004
Portfolio Recovery Associates, Inc.*	420,004	24,301,431
Safety Insurance Group, Inc.	100,003	5,385,162
WisdomTree Investments, Inc.*,1	950,634	12,472,318
Total Financials		87,232,739
Health Care—12.9%
Acadia Healthcare Co., Inc.*	154,316	6,962,738
Air Methods Corp.*	391,257	20,904,861
Align Technology, Inc.*	148,493	7,690,452
Array BioPharma, Inc.*	1,007,594	4,735,692
Auxilium Pharmaceuticals, Inc.*	315,000	8,561,700

	Shares	Value
AVANIR Pharmaceuticals, Inc., Class A*	930,080	$3,413,394
Celldex Therapeutics, Inc.*	240,050	4,241,684
Clovis Oncology, Inc.*	110,000	7,619,700
Cynosure, Inc., Class A*	276,500	8,101,450
Globus Medical, Inc., Class A*	285,219	7,583,973
Horizon Pharma, Inc.*,1	405,000	6,123,600
IPC The Hospitalist Co., Inc.*	200,375	9,834,405
Magellan Health Services, Inc.*	162,346	9,635,235
Sangamo Biosciences, Inc.*,1	170,000	3,073,600
Sirona Dental Systems, Inc.*	116,088	8,668,291
Stemline Therapeutics, Inc.*,1	207,974	4,234,351
Surgical Care Affiliates, Inc.*	312,485	9,608,914
Team Health Holdings, Inc.*	382,415	17,113,071
Vocera Communications, Inc.*	224,672	3,668,894
Volcano Corp.*	300,056	5,914,104
Total Health Care		157,690,109
Industrials—24.4%
The Advisory Board Co.*	260,010	16,705,643
Albany International Corp., Class A	574,001	20,399,996
Allegiant Travel Co.	94,016	10,523,211
The Corporate Executive Board Co.	269,315	19,991,252
DigitalGlobe, Inc.*	461,797	13,396,731
EMCOR Group, Inc.	313,151	14,652,335
EnerNOC, Inc.*	190,000	4,233,200
Healthcare Services Group, Inc.	216,186	6,282,365
McGrath RentCorp	270,026	9,440,109
Old Dominion Freight Line, Inc.*	196,043	11,123,480
On Assignment, Inc.*	790,058	30,488,338
Orbital Sciences Corp.*	410,058	11,440,618
Park-Ohio Holdings Corp.*	150,391	8,444,455
Paylocity Holding Corp.*	278,200	6,690,710
RBC Bearings, Inc.*	237,959	15,157,988
Rexnord Corp.*	415,072	12,028,787
Rush Enterprises, Inc., Class A*	338,001	10,978,272
SP Plus Corp.*	285,849	7,509,253
Spirit Airlines, Inc.*	181,047	10,754,192
TriMas Corp.*	312,884	10,387,749
UTi Worldwide, Inc.	572,056	6,058,073
WageWorks, Inc.*	307,073	17,229,866
WESCO International, Inc.*,1	210,016	17,477,531
West Corp.	249,948	5,981,256
Total Industrials		297,375,410
Information Technology—32.7%
Bottomline Technologies, Inc.*	498,872	17,535,351

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—32.7% (continued)
BroadSoft, Inc.*	230,098	$6,150,520
Cardtronics, Inc.*	448,962	17,442,174
CommVault Systems, Inc.*	155,798	10,119,080
CoStar Group, Inc.*	97,037	18,120,689
Dealertrack Technologies, Inc.*	421,292	20,723,353
EVERTEC, Inc.	610,796	15,086,661
ExlService Holdings, Inc.*	523,419	16,178,881
Global Eagle Entertainment, Inc.*,1	384,444	6,066,526
Global Payments, Inc.	75,000	5,333,250
Heartland Payment Systems, Inc.	530,054	21,970,738
Hittite Microwave Corp.	140,036	8,827,869
Infoblox, Inc.*	290,587	5,829,175
Informatica Corp.*	157,368	5,945,363
j2 Global, Inc.[1]	375,323	18,784,916
Jack Henry & Associates, Inc.	328,032	18,291,064
Marketo, Inc.*	270,672	8,842,854
MAXIMUS, Inc.	251,705	11,291,486
Monotype Imaging Holdings, Inc.	340,061	10,249,439
NIC, Inc.	706,386	13,640,314
PDF Solutions, Inc.*	436,197	7,925,699
PROS Holdings, Inc.*	340,022	10,714,093
Qlik Technologies, Inc.*	435,360	11,576,222
Shutterstock, Inc.*	81,086	5,887,654
Solera Holdings, Inc.	416,061	26,353,304
Textura Corp.*,1	245,018	6,176,904
Tyler Technologies, Inc.*	232,606	19,464,470
The Ultimate Software Group, Inc.*	185,070	25,354,590
Virtusa Corp.*	180,700	6,055,257
WEX, Inc.*	242,003	23,002,385
Total Information Technology		398,940,281
Materials—1.7%
PolyOne Corp.	575,047	21,081,223
Total Common Stocks (cost $853,292,096)		1,194,799,575
Warrants—0.0%#
American Standard Energy Corp.,
01/26/20, (Energy) Series A Warrant*,2	150,000	0
American Standard Energy Corp.,
01/26/20, (Energy) Series B Warrant*,2	150,000	0
American Standard Energy Corp.,
03/28/20, (Energy) Series C Warrant*,2	150,000	0
Total Warrants (cost $795,224)		0

	Principal Amount	Value
Short-Term Investments—3.8%
Repurchase Agreements—1.3%[3]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.060%, total to be received $1,643,023 (collateralized by various U.S. Government Agency Obligations, 0.000%—4.500%, 06/15/14—11/15/42, totaling $1,675,883)	$1,643,020	$1,643,020
Cantor Fitzgerald Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $3,905,767 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 05/15/14—09/01/49, totaling $3,983,871)	3,905,756	3,905,756
Citigroup Global Markets Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $3,905,766 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.625%, 04/03/14—02/15/41, totaling $3,983,871)	3,905,756	3,905,756
HSBC Securities USA Inc., dated 03/31/14, due 04/01/14, 0.060%, total to be received $3,084,903 (collateralized by various U.S. Government Agency Obligations, 0.000%—9.375%, 04/15/14—11/15/30, totaling $3,146,603)	3,084,898	3,084,898
Nomura Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $3,905,767 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.036%, 04/01/14—05/01/47, totaling $3,983,871)	3,905,756	3,905,756
Total Repurchase Agreements		16,445,186

	Shares
Other Investment Companies—2.5%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	29,938,531	29,938,531
Total Short-Term Investments (cost $46,383,717)		46,383,717
Total Investments—101.7% (cost $900,471,037)		1,241,183,292
Other Assets, less Liabilities—(1.7)%		(20,301,190)
Net Assets—100.0%		$1,220,882,102

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—97.3%
Consumer Discretionary—17.8%
BorgWarner, Inc.	693,300	$42,617,151
Discovery Communications, Inc., Class C*	465,800	35,894,548
Foot Locker, Inc.	727,700	34,187,346
GNC Holdings, Inc., Class A	1,027,200	45,217,344
Hanesbrands, Inc.	395,300	30,232,544
O’Reilly Automotive, Inc.*	287,500	42,662,125
Pool Corp.	417,100	25,576,572
PVH Corp.	188,300	23,494,191
Ross Stores, Inc.	443,400	31,725,270
Ryanair Holdings PLC, Sponsored ADR*	433,800	25,511,778
Sally Beauty Holdings, Inc.*	986,900	27,041,060
Tiffany & Co.	271,700	23,406,955
Tractor Supply Co.	377,800	26,684,014
Wyndham Worldwide Corp.	489,800	35,868,054
Total Consumer Discretionary		450,118,952
Consumer Staples—4.0%
Church & Dwight Co., Inc.	416,200	28,746,934
The Hershey Co.	251,900	26,298,360
Sprouts Farmers Market, Inc.*,1	532,700	19,193,181
The WhiteWave Foods Co., Class A*	988,100	28,200,374
Total Consumer Staples		102,438,849
Energy—5.7%
Cameron International Corp.*	392,000	24,213,840
Denbury Resources, Inc.	2,021,500	33,152,600
EP Energy Corp., Class A*,1	1,053,200	20,611,124
Southwestern Energy Co.*	614,700	28,282,347
Whiting Petroleum Corp.*	528,900	36,700,371
Total Energy		142,960,282
Financials—10.9%
Apollo Global Management LLC, Class A	1,024,800	32,588,640
Assured Guaranty, Ltd.	1,102,600	27,917,832
BankUnited, Inc.	685,700	23,841,789
IntercontinentalExchange Group, Inc.	249,900	49,437,717
Invesco, Ltd.	727,200	26,906,400
McGraw-Hill Financial, Inc.	415,400	31,695,020
Ocwen Financial Corp.*	522,000	20,451,960
RenaissanceRe Holdings, Ltd.	649,950	63,435,120
Total Financials		276,274,478
Health Care—9.7%
Boston Scientific Corp.*	2,193,800	29,660,176
Catamaran Corp.*	72,500	3,245,100
DaVita HealthCare Partners, Inc.*	1,280,400	88,155,540

	Shares	Value
Envision Healthcare Holdings, Inc.*	1,072,200	$36,272,526
Intuitive Surgical, Inc.*	42,400	18,570,776
Premier, Inc., Class A*	402,400	13,259,080
Salix Pharmaceuticals, Ltd.*	345,800	35,828,338
United Therapeutics Corp.*	212,100	19,943,763
Total Health Care		244,935,299
Industrials—23.5%
AerCap Holdings N.V.*	578,800	24,419,572
AMETEK, Inc.	473,400	24,375,366
Avis Budget Group, Inc.*	610,100	29,711,870
Copart, Inc.*	835,100	30,389,289
Equifax, Inc.	577,300	39,273,719
Genesee & Wyoming, Inc., Class A*	319,600	31,103,472
Hertz Global Holdings, Inc.*	1,192,100	31,757,544
IHS, Inc., Class A*	210,800	25,612,200
JB Hunt Transport Services, Inc.	279,900	20,130,408
L-3 Communications Holdings, Inc.	210,200	24,835,130
Nielsen Holdings N.V.	1,231,400	54,957,382
Nordson Corp.	342,000	24,107,580
Pall Corp.	247,000	22,099,090
Rockwell Automation, Inc.	209,500	26,093,225
Rockwell Collins, Inc.	351,228	27,982,335
Stericycle, Inc.*	252,400	28,677,688
TransDigm Group, Inc.	139,400	25,816,880
Verisk Analytics, Inc., Class A*	425,900	25,536,964
WABCO Holdings, Inc.*	495,300	52,283,868
WESCO International, Inc.*,1	309,800	25,781,556
Total Industrials		594,945,138
Information Technology—18.0%
Alliance Data Systems Corp.*,1	311,000	84,731,950
Amdocs, Ltd.	944,500	43,881,470
CommVault Systems, Inc.*	314,200	20,407,290
CoStar Group, Inc.*	91,800	17,142,732
FleetCor Technologies, Inc.*	216,200	24,884,620
Gartner, Inc.*	622,900	43,254,176
Global Payments, Inc.	433,800	30,847,518
Informatica Corp.*	522,300	19,732,494
NeuStar, Inc., Class A*	1,126,500	36,622,515
NXP Semiconductor N.V.*	552,300	32,480,763
Qlik Technologies, Inc.*	674,200	17,926,978
Red Hat, Inc.*	110,200	5,838,396
SolarWinds, Inc.*	438,300	18,684,729

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—18.0% (continued)
Solera Holdings, Inc.	451,350	$28,588,509
Vantiv, Inc., Class A*	1,020,900	30,851,598
Total Information Technology		455,875,738
Materials—4.1%
Airgas, Inc.	271,400	28,906,814
Ecolab, Inc.	377,800	40,798,622
Reliance Steel & Aluminum Co.	482,400	34,086,384
Total Materials		103,791,820
Telecommunication Services—3.6%
SBA Communications Corp., Class A*	1,007,500	91,642,200
Total Common Stocks (cost $1,697,605,080)		2,462,982,756

	Principal Amount
Short-Term Investments—4.7%
Repurchase Agreements—2.0%[3]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.070%, total to be received $11,943,912 (collateralized by various U.S. Government Agency Obligations, 1.000%—6.500%, 01/31/16—11/01/43, totaling $12,182,791)	$11,943,889	11,943,889
Cantor Fitzgerald Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $11,943,922 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 05/15/14—09/01/49, totaling $12,182,767)	11,943,889	11,943,889
Credit Suisse Securities (USA) LLC, dated 03/31/14, due 04/01/14, 0.050%, total to be received $2,514,287 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/23 - 05/15/43, totaling $2,564,573)	2,514,284	2,514,284

	Principal Amount	Value
HSBC Securities USA Inc., dated 03/31/14, due 04/01/14, 0.060%, total to be received $11,943,909 (collateralized by various U.S. Government Agency Obligations, 0.000%—9.375%, 04/15/14—11/15/30, totaling $12,182,795)	$11,943,889	$11,943,889
Nomura Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $11,943,922 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.036%, 04/01/14—05/01/47, totaling $12,182,767)	11,943,889	11,943,889
Total Repurchase Agreements		50,289,840
	Shares
Other Investment Companies—2.7%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	58,925,925	58,925,925
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	10,036,260	10,036,260
Total Other Investment Companies		68,962,185
Total Short-Term Investments (cost $119,252,025)		119,252,025
Total Investments—102.0% (cost $1,816,857,105)		2,582,234,781
Other Assets, less Liabilities—(2.0)%		(51,293,484)
Net Assets—100.0%		$2,530,941,297

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—24.2%
CTS Eventim AG (Germany)	1,591	$106,191
Dalata Hotel Group, Ltd. (Ireland)*	14,425	56,439
De’Longhi S.p.A. (Italy)	2,229	50,227
Dignity PLC (United Kingdom)	623	15,228
Don Quijote Holdings Co., Ltd. (Japan)	540	27,880
Fortuna Entertainment Group N.V. (Czech Republic)	6,300	42,690
Greene King PLC (United Kingdom)	4,080	61,477
Invocare, Ltd. (Australia)	2,805	28,190
Izumi Co., Ltd. (Japan)	1,600	47,307
Koito Manufacturing Co., Ltd. (Japan)	4,000	67,833
Nitori Holdings Co., Ltd. (Japan)	1,240	53,811
Paddy Power PLC (Ireland)	298	23,612
Samsonite International, S.A. (United States)	21,000	65,063
Slater & Gordon, Ltd. (Australia)	15,490	65,710
Sumitomo Rubber Industries, Ltd. (Japan)	1,600	20,352
Tamedia AG (Switzerland)	460	59,058
Yoox S.p.A. (Italy)*	900	30,794
Total Consumer Discretionary		821,862
Consumer Staples—4.1%
Distilliers Co. of Sri Lanka PLC (Sri Lanka)	12,550	19,492
Naturex (France)	438	38,728
Prince Frog International Holdings, Ltd.
(China)	41,900	12,364
Sugi Holdings Co., Ltd. (Japan)	1,530	68,026
Total Consumer Staples		138,610
Energy—3.6%
Hunting PLC (United Kingdom)	4,244	61,058
Premier Oil PLC (United Kingdom)	5,335	26,256
TGS Nopec Geophysical Co. ASA (Norway)	1,045	34,211
Total Energy		121,525
Financials—13.6%
Amlin PLC (United Kingdom)	4,670	37,700
Banco BPI, S.A. (Portugal)*	23,900	62,558
Challenger, Ltd. (Australia)	2,815	16,748
FBD Holdings PLC (Ireland)	1,190	30,329
IFG Group PLC (Ireland)	9,640	22,976
kabu.com Securities Co., Ltd. (Japan)	9,000	42,686
Paragon Group of Cos. PLC (United Kingdom)	5,160	35,480
Shriram Transport Finance Co., Ltd. (India)	3,500	45,039
St. James’s Place PLC (United Kingdom)	5,592	77,058
Tokyo Tatemono Co., Ltd. (Japan)	5,000	42,842

	Shares	Value
Yes Bank, Ltd. (India)	7,000	$48,697
Total Financials		462,113
Health Care—10.6%
CMIC Holdings Co., Ltd. (Japan)	2,125	35,444
DiaSorin S.p.A. (Italy)	925	39,719
Gerresheimer AG (Germany)	825	53,552
Miraca Holdings, Inc. (Japan)	1,130	49,501
Orpea (France)	1,455	96,268
Tecan Group AG (Switzerland)*	700	84,092
Total Health Care		358,576
Industrials—23.9%
AirAsia BHD (Malaysia)	74,000	57,843
Bossard Holding AG (Switzerland)	200	57,377
Bufab Holding AB (Sweden)*	3,440	29,498
Daetwyler Holding AG (Switzerland)	280	44,011
Fenner PLC (United Kingdom)	4,200	27,951
HellermannTyton Group PLC (United Kingdom)	6,200	33,767
IMI PLC (United Kingdom)	1	9
Interpump Group S.p.A. (Italy)	6,350	97,912
KUKA AG (Germany)	1,050	51,450
Melrose Industries PLC (United Kingdom)	13,917	68,969
Nabtesco Corp. (Japan)	2,200	50,780
Norma Group SE (Germany)	1,195	63,337
Palfinger AG (Austria)	1,440	56,049
Prosegur Cia de Seguridad, S.A. (Spain)	6,760	43,493
Teleperformance (France)	1,670	96,771
THK Co., Ltd. (Japan)	1,500	33,626
Total Industrials		812,843
Information Technology—15.1%
Accesso Technology Group PLC (United Kingdom)*	2,940	35,339
Altran Technologies SA (France)*	9,425	106,502
EVS Broadcast Equipment SA (Belgium)	750	48,631
Horiba, Ltd. (Japan)	1,695	64,017
Indra Sistemas, S.A. (Spain)	1,675	33,660
Largan Precision Co., Ltd. (Taiwan)	1,000	47,533
Spectris PLC (United Kingdom)	1,422	55,011
Telecity Group PLC (United Kingdom)	4,635	54,011
Wirecard AG (Germany)	1,687	70,047
Total Information Technology		514,751
Materials—2.9%
Frutarom Industries, Ltd. (Israel)	1,820	43,737
JSR Corp. (Japan)	1,615	29,879

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—2.9% (continued)
Regis Resources, Ltd. (Australia)*	12,090	$25,455
Total Materials		99,071
Utilities—1.8%
Rubis SCA (France)	845	60,818
Total Common Stocks (cost $2,893,155)		3,390,169

	Shares	Value
Other Investment Companies—0.8%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05% (cost $28,036)	28,036	$28,036
Total Investments—100.6% (cost $2,921,191)		$3,418,205
Other Assets, less Liabilities—(0.6)%		(19,255)
Net Assets—100.0%		$3,398,950

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—95.7%
Consumer Discretionary—18.4%
Arctic Cat, Inc.	435,200	$20,798,208
Asbury Automotive Group, Inc.*	212,657	11,762,059
Ascena Retail Group, Inc.*	870,400	15,040,512
Brunswick Corp.	489,600	22,173,984
Chico’s FAS, Inc.	1,033,500	16,567,005
The Children’s Place Retail Stores, Inc.	201,900	10,056,639
Drew Industries, Inc.	65,250	3,536,550
Gildan Activewear, Inc.	296,700	14,947,746
Hillenbrand, Inc.	603,300	19,504,689
La-Z-Boy, Inc.	603,300	16,349,430
MDC Partners, Inc., Class A	944,492	21,553,307
Signet Jewelers, Ltd.	206,800	21,891,848
Winnebago Industries, Inc.*	726,900	19,909,791
Total Consumer Discretionary		214,091,768
Energy—4.9%
Bristow Group, Inc.	237,400	17,928,448
Key Energy Services, Inc.*	1,280,800	11,834,592
TETRA Technologies, Inc.*	1,038,500	13,292,800
Ultra Petroleum Corp.*,1	514,300	13,829,527
Total Energy		56,885,367
Financials—20.3%
BancorpSouth, Inc.	1,018,700	25,426,752
BBCN Bancorp, Inc.	731,900	12,544,766
Berkshire Hills Bancorp, Inc.	286,112	7,404,579
Brookline Bancorp, Inc.	1,429,200	13,463,064
Evercore Partners, Inc., Class A	247,300	13,663,325
First Busey Corp.	771,480	4,474,584
First Midwest Bancorp, Inc.	1,231,604	21,035,796
Greenhill & Co., Inc.[1]	336,300	17,480,874
The Hanover Insurance Group, Inc.	331,300	20,355,072
Park Sterling Corp.	2,133,300	14,186,445
Reinsurance Group of America, Inc.	237,347	18,899,942
Sterling Bancorp	863,920	10,937,227
Sterling Financial Corp.	603,300	20,107,989
Symetra Financial Corp.	1,127,500	22,347,050
Validus Holdings, Ltd.	370,900	13,986,639
Total Financials		236,314,104
Health Care—4.8%
Cambrex Corp.*	194,800	3,675,876
Cross Country Healthcare, Inc.*	1,938,864	15,646,632
Symmetry Medical, Inc.*	1,280,485	12,881,679

	Shares	Value
Teleflex, Inc.	220,050	$23,598,162
Total Health Care		55,802,349
Industrials—26.5%
CBIZ, Inc.*	2,675,875	24,511,015
Columbus McKinnon Corp.*	553,850	14,837,642
Curtiss-Wright Corp.	143,400	9,111,636
G&K Services, Inc., Class A	176,100	10,772,037
General Cable Corp.	461,921	11,829,797
Herman Miller, Inc.	415,400	13,346,802
ICF International, Inc.*	400,600	15,947,886
Korn/Ferry International*	890,800	26,519,116
Luxfer Holdings PLC, ADR	627,000	12,276,660
Manpowergroup, Inc.	262,100	20,661,343
McGrath RentCorp	568,700	19,881,752
Quality Distribution, Inc.*	1,302,400	16,918,176
Rush Enterprises, Inc., Class A*	346,177	11,243,829
Spirit AeroSystems Holdings, Inc., Class A*	756,600	21,328,554
Steelcase, Inc., Class A	1,399,500	23,245,695
Stock Building Supply Holdings, Inc.*	786,300	15,977,616
Swift Transportation Co.*	455,000	11,261,250
TriMas Corp.*	474,700	15,760,040
Triumph Group, Inc.	212,600	13,729,708
Total Industrials		309,160,554
Information Technology—15.6%
Actuate Corp.*	1,346,600	8,106,532
Benchmark Electronics, Inc.*	724,489	16,409,676
Fairchild Semiconductor International, Inc.*	672,500	9,273,775
Integrated Silicon Solution, Inc.*	833,000	12,953,150
International Rectifier Corp.*	469,800	12,872,520
NeuStar, Inc., Class A*	252,200	8,199,022
Perficient, Inc.*	875,300	15,860,436
Plantronics, Inc.	435,200	19,344,640
Rudolph Technologies, Inc.*	954,400	10,889,704
Sanmina Corp.*	1,181,900	20,624,155
Virtusa Corp.*	347,801	11,654,811
WNS Holdings, Ltd., ADR*	736,800	13,262,400
Zebra Technologies Corp., Class A*	329,900	22,898,359
Total Information Technology		182,349,180
Materials—5.2%
Avery Dennison Corp.	405,500	20,546,685
Headwaters, Inc.*	1,785,200	23,582,492

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—5.2% (continued)
Koppers Holdings, Inc.	407,200	$16,788,856
Total Materials		60,918,033
Total Common Stocks (cost $950,360,353)		1,115,521,355

	Principal Amount
Short-Term Investments—4.8%
Repurchase Agreements—0.5%[3]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.070%, total to be received $1,248,763 (collateralized by various U.S. Government Agency Obligations, 1.000%—6.500%, 01/31/16—11/01/43, totaling $1,273,739)	$1,248,761	1,248,761
Cantor Fitzgerald Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $1,248,764 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 05/15/14—09/01/49, totaling $1,273,736)	1,248,761	1,248,761
Credit Suisse Securities (USA) LLC, dated 03/31/14, due 04/01/14, 0.050%, total to be received $262,871 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/23—05/15/43, totaling $268,129)	262,871	262,871
HSBC Securities International, Inc., dated 03/31/14, due 04/01/14, 0.060%, total to be received $1,248,763 (collateralized by various U.S. Government Agency Obligations, 0.000%—9.375%, 04/15/14—11/15/30, totaling $1,273,739)	1,248,761	1,248,761
Nomura Securities, Inc., dated 03/31/14,due 04/01/14, 0.100%, total to be received $1,248,764 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.036%, 04/01/14—05/01/47, totaling $1,273,736)	1,248,761	1,248,761
Total Repurchase Agreements		5,257,915

	Shares	Value
Other Investment Companies—4.3%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.050%	49,944,401	$49,944,401
Total Short-Term Investments (cost $55,202,316)		55,202,316
Total Investments—100.5% (cost $1,005,562,669)		1,170,723,671
Other Assets, less Liabilities—(0.5)%		(5,456,368)
Net Assets—100.0%		$1,165,267,303

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—101.6%
Consumer Discretionary—14.9%
BJ’s Restaurants, Inc.*	63,280	$2,069,889
Grand Canyon Education, Inc.*	167,515	7,822,950
Group 1 Automotive, Inc.	74,330	4,880,508
Hibbett Sports, Inc.*	82,890	4,383,223
Life Time Fitness, Inc.*,1	56,980	2,740,738
Monro Muffler Brake, Inc.	37,850	2,152,908
Oxford Industries, Inc.	41,064	3,211,205
Pier 1 Imports, Inc.	146,070	2,757,802
The Ryland Group, Inc.	91,950	3,671,563
Steiner Leisure, Ltd.*	35,345	1,634,706
Texas Roadhouse, Inc.	188,455	4,914,906
Tupperware Brands Corp.	45,610	3,820,294
Total Consumer Discretionary		44,060,692
Consumer Staples—2.4%
Susser Holdings Corp.*,1	64,231	4,012,511
WD-40 Co.	38,560	2,991,099
Total Consumer Staples		7,003,610
Energy—5.5%
Dril-Quip, Inc.*	45,721	5,125,324
Forum Energy Technologies, Inc.*	129,699	4,018,075
Gulfport Energy Corp.*	53,430	3,803,147
Matador Resources Co.*	141,620	3,468,274
Total Energy		16,414,820
Financials—20.7%
American Campus Communities, Inc.	73,370	2,740,370
AMERISAFE, Inc.	55,336	2,429,804
Cohen & Steers, Inc.[1]	106,695	4,251,796
Glacier Bancorp, Inc.	184,065	5,350,770
Iberiabank Corp.	73,145	5,131,122
MarketAxess Holdings, Inc.	108,670	6,435,437
National Health Investors, Inc.	60,730	3,671,736
Pebblebrook Hotel Trust	120,120	4,056,452
Portfolio Recovery Associates, Inc.*	116,244	6,725,878
ProAssurance Corp.	83,270	3,708,013
STAG Industrial, Inc.	136,205	3,282,540
Stifel Financial Corp.*	104,475	5,198,676
SVB Financial Group*	36,970	4,760,997
ViewPoint Financial Group, Inc.	124,275	3,585,334
Total Financials		61,328,925
Health Care—12.4%
Air Methods Corp.*	79,450	4,245,014

	Shares	Value
Analogic Corp.	40,672	$3,339,578
Cantel Medical Corp.	61,157	2,062,214
Cepheid, Inc.*,1	84,895	4,378,884
Globus Medical, Inc., Class A*	92,181	2,451,093
Hanger, Inc.*	91,235	3,072,795
HMS Holdings Corp.*	91,405	1,741,265
ICU Medical, Inc.*	58,405	3,497,291
IPC The Hospitalist Co., Inc.*	65,865	3,232,654
Medidata Solutions, Inc.*	65,855	3,578,561
West Pharmaceutical Services, Inc.	119,215	5,251,421
Total Health Care		36,850,770
Industrials—18.2%
CLARCOR, Inc.	77,660	4,453,801
The Corporate Executive Board Co.	73,835	5,480,772
Healthcare Services Group, Inc.	127,505	3,705,295
Heartland Express, Inc.	225,265	5,111,263
The Middleby Corp.*	27,418	7,244,110
Mobile Mini, Inc.	92,340	4,003,862
Nordson Corp.	31,464	2,217,897
Proto Labs, Inc.*	42,835	2,898,644
RBC Bearings, Inc.*	70,195	4,471,422
Ritchie Bros. Auctioneers, Inc.[1]	167,711	4,046,866
The Toro Co.	72,015	4,550,628
Universal Forest Products, Inc.	57,850	3,201,419
US Ecology, Inc.	66,055	2,451,962
Total Industrials		53,837,941
Information Technology—20.1%
Blackbaud, Inc.	107,668	3,370,008
Cardtronics, Inc.*	100,800	3,916,080
Cavium, Inc.*	73,145	3,198,631
Cognex Corp.	143,770	4,868,052
Cohu, Inc.	104,645	1,123,887
CoStar Group, Inc.*	16,963	3,167,671
EPAM Systems, Inc.*	57,805	1,901,784
FEI Co.	72,275	7,445,770
Hittite Microwave Corp.	58,690	3,699,818
Infoblox, Inc.*	85,245	1,710,015
NIC, Inc.	155,220	2,997,298
Power Integrations, Inc.	63,610	4,184,266
PROS Holdings, Inc.*	95,580	3,011,726
Rofin-Sinar Technologies, Inc.*	104,082	2,493,805
SciQuest, Inc.*	117,135	3,164,402

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—20.1% (continued)
Solera Holdings, Inc.	62,360	$3,949,882
Tyler Technologies, Inc.*	65,435	5,475,601
Total Information Technology		59,678,696
Materials—3.8%
Compass Minerals International, Inc.	35,753	2,950,338
Flotek Industries, Inc.*	141,825	3,949,826
Silgan Holdings, Inc.	91,080	4,510,282
Total Materials		11,410,446
Utilities—3.6%
Cleco Corp.	111,400	5,634,612
NorthWestern Corp.	103,622	4,914,791
Total Utilities		10,549,403
Total Common Stocks (cost $238,505,665)		301,135,303
	Principal Amount
Short-Term Investments—5.1%
Repurchase Agreements—3.1%[3]
Citigroup Global Markets, Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $2,136,230 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.625%, 04/03/14—02/15/41, totaling $2,178,950)	$2,136,225	2,136,225
Credit Suisse Securities (USA) LLC, dated 03/31/14, due 04/01/14, 0.050%, total to be received $449,684 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/23—05/15/43, totaling $458,677)	449,683	449,683
HSBC Securities USA Inc., dated 03/31/14, due 04/01/14, 0.060%, total to be received $2,136,229 (collateralized by various U.S. Government Agency Obligations, 0.000%—9.375%, 04/15/14—11/15/30, totaling $2,178,955)	2,136,225	2,136,225

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/14, due 04/01/14, 0.080%, total to be received $2,136,230 (collateralized by various U.S. Government Agency Obligations, 1.333%—5.000%, 11/01/19—12/01/44, totaling $2,178,950)	$2,136,225	$2,136,225
Nomura Securities, Inc., dated 03/31/14, due 04/01/14, 0.100%, total to be received $2,136,231 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.036%, 04/01/14—05/01/47, totaling $2,178,950)	2,136,225	2,136,225
Total Repurchase Agreements		8,994,583
	Shares
Other Investment Companies—2.0%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	6,028,358	6,028,358
Total Short-Term Investments (cost $15,022,941)		15,022,941
Total Investments—106.7% (cost $253,528,606)		316,158,244
Other Assets, less Liabilities—(6.7)%		(19,801,083)
Net Assets—100.0%		$296,357,161

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds—97.7%
Alabama—0.6%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,485,000	$1,486,708
Arizona—2.5%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	2,950,000	2,949,882
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	2,760,000	2,796,736
Total Arizona		5,746,618
California—6.2%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	520,000	523,214
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,655,000	3,759,058
California Public Works Board Lease Revenue, Various Capital Projects, Series I, 5.000%, 11/01/38	5,090,000	5,363,028
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	495,000	482,818
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,260,000	2,323,709
Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,935,000	2,085,388
Total California		14,537,215
Colorado—5.2%
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives, Series A, 5.250%, 01/01/45	2,995,000	3,153,465
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/43	4,650,000	4,858,227
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,200,000	4,056,768
Total Colorado		12,068,460
District of Columbia—4.1%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (National Insured)[5]	5,140,000	5,203,171
District of Columbia Student Dorm Revenue, Howard University, 5.000%, 10/01/45	5,150,000	4,477,101
Total District of Columbia		9,680,272
Florida—6.4%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,980,000	4,107,081
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	4,800,000	4,935,072
Miami-Dade County Special Obligation Revenue, Series 2012 B, 5.000%, 10/01/37	3,210,000	3,352,203
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	51,477
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	2,500,000	2,624,500
Total Florida		15,070,333
Illinois—8.7%
Chicago O’Hare International Airport Senior Lien Revenue, Series D, 5.000%, 01/01/44	5,420,000	5,586,069
Illinois State General Obligation, 5.000%, 02/01/39	2,395,000	2,441,439
Illinois State General Obligation, 5.500%, 07/01/38	3,345,000	3,590,222
Illinois State General Obligation, Series A, 5.000%, 04/01/35	1,500,000	1,542,675
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,640,000	4,771,683
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	2,130,000	2,405,579
Total Illinois		20,337,667

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Indiana—2.6%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	$3,000,000	$3,065,760
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	3,000,000	2,961,720
Total Indiana		6,027,480
Iowa—1.9%
Iowa Finance Authority, Alcoa, Inc. Project, 4.750%, 08/01/42	5,025,000	4,506,621
Kentucky—1.6%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,835,000	1,967,230
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,710,000	1,809,231
Total Kentucky		3,776,461
Louisiana—4.6%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,640,000	4,934,083
Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	5,610,000	5,874,175
Total Louisiana		10,808,258
Maine—1.7%
Maine Health & Higher Educational Facilities Authority Revenue, Eastern Maine Medical Center Obligation Group, Series 2013, 5.000%, 07/01/43	3,850,000	3,861,011
Massachusetts—4.0%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	1,020,000	1,175,183
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,000,000	4,688,750
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	3,360,000	3,515,198
Total Massachusetts		9,379,131
Michigan—2.1%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,765,000	4,973,374
Nebraska—2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,030,000	5,123,156
New Hampshire—1.7%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	3,970,000
New Jersey—9.4%
New Jersey Economic Development Authority, Industrial Revenue, Private Activity—The Goethals Bridge Replacement Project, 5.125%, 01/01/34	1,000,000	1,021,080
New Jersey Economic Development Authority, Industrial Revenue, Private Activity—The Goethals Bridge Replacement Project, 5.375%, 01/01/43	5,505,000	5,666,517
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,345,000	1,419,863
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,400,000	4,254,184
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	3,985,000	4,261,758
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	5,255,000	5,484,433
Total New Jersey		22,107,835
New York—2.9%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	4,858,330

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York—2.9% (continued)
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	$1,850,000	$2,023,641
Total New York		6,881,971
North Dakota—1.5%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	3,500,000	3,526,355
Ohio—1.5%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,500,000	3,618,720
Pennsylvania—4.7%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,230,000	5,418,280
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,000,000	4,022,000
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,462,725
Total Pennsylvania		10,903,005
Tennessee—1.6%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	201,131
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	3,500,000	3,509,275
Total Tennessee		3,710,406
Texas—11.5%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,520,000	3,739,789
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,200,000	2,193,180
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	1,500,000	1,451,865
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	5,700,000	5,887,245
Grand Parkway Transportation Corp. Sub Tier Toll Revenue, Series 2013 B, 5.250%, 10/01/51	3,270,000	3,465,579
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co.—Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	3,500,000	3,589,775
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	2,245,000	2,681,989
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	3,540,000	4,010,431
Total Texas		27,019,853
Virgin Islands—2.2%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,150,000	5,213,963
Virginia—4.5%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	5,000,000	5,009,700
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	126,324
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,315,000	5,343,754
Total Virginia		10,479,778
West Virginia—1.8%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[6]	4,000,000	4,201,600
Total Municipal Bonds (cost $228,302,852)		229,016,251

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—0.6%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $1,330,744)	1,330,744	$1,330,744
Total Investments—98.3% (cost $229,633,596)		230,346,995
Other Assets, less Liabilities—1.7%		4,078,856
Net Assets—100.0%		$234,425,851

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds—96.5%
Arizona—4.4%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$2,380,000	$2,808,210
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,525,000	1,810,572
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	4,866,091
Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.000%, 10/01/21	3,010,000	3,600,863
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	660,000	748,242
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,206,452
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	690,000	789,988
Total Arizona		15,830,418
California—7.1%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	2,755,000	3,257,815
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,200,000	1,325,088
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (National Insured)[5]	215,000	237,130
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,169,010
California State Public Works Board Lease Revenue, Correctional Facility Improvements, Series A, 5.000%, 09/01/25	5,000,000	5,719,950
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	288,048
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,135,000	2,459,798
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	2,000,005
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,740,000	2,073,506
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20	3,070,000	3,659,686
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[5]	1,515,000	1,711,071
Orange County Transportation Authority Toll Road Revenue, Senior Lien-91 Express Lanes, 5.000%, 08/15/21	1,080,000	1,251,936
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	241,773
Total California		25,394,816
Colorado—2.8%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	275,500
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,089,048
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24 (FGIC Insured)[5]	6,000,000	6,775,200
Total Colorado		10,139,748
District of Columbia—4.4%
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/20	3,010,000	3,530,911
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/27	5,500,000	6,351,345
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lein, Series C, 5.000%, 10/01/24	5,000,000	5,822,350
Total District of Columbia		15,704,606
Florida—5.7%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	795,000	921,532
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,287,205
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	3,750,000	4,409,625
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,660,000	1,879,253
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	375,000	419,156

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida—5.7% (continued)
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	$530,000	$591,798
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	800,000	943,888
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	710,000	835,265
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,271,700
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,889,415
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,575,000	1,848,341
Total Florida		20,297,178
Georgia—0.5%
Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25[7]	1,500,000	1,727,145
Illinois—5.6%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	393,842
Chicago O’Hare International Airport Revenue, Senior Lein, Series B, 5.000%, 01/01/23	3,150,000	3,510,675
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,730,000	1,966,110
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (National Insured)[5]	335,000	402,680
Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,141,219
Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,190,040
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,560,000	4,153,488
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/20	305,000	349,155
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	795,000	891,736
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	1,015,000	1,199,344
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,632,960
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,055,000	2,372,682
Total Illinois		20,203,931
Iowa—0.2%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	665,000	786,722
Kansas—0.1%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (National Insured)[5]	410,000	414,100
Kentucky—2.7%
Kentucky Infrastructure Authority, Wastewater & Drinking Water, Series A, 5.000%, 02/01/22	3,225,000	3,731,583
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,500,000	1,762,620
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,515,000	1,780,428
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	570,000	663,514
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,540,000	1,809,130
Total Kentucky		9,747,275
Maine—0.2%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	635,000	713,499
Massachusetts—3.2%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	1,750,000	2,177,595

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts—3.2% (continued)
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	$2,895,000	$3,428,606
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,871,093
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,710,000	3,231,485
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	650,000	749,132
Total Massachusetts		11,457,911
Michigan—3.2%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,935,000	2,256,152
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,475,000	3,809,608
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[5]	3,015,000	3,203,317
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (National Insured)[5]	1,105,000	1,224,672
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,115,700
Total Michigan		11,609,449
Mississippi—0.8%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,585,000	3,023,468
Nebraska—1.0%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,020,000	2,337,746
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,406,750
Total Nebraska		3,744,496
New Jersey—6.9%
New Jersey Economic Development Authority Lease Reveue, Rutgers University, 5.000%, 06/15/23	1,375,000	1,622,459
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,910,000	2,196,920
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,000,000	2,301,060
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,610,000	2,918,006
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,274,360
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,670,000	3,089,056
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	1,900,000	2,187,622
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,060,000	1,244,058
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,327,086
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,780,749
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,325,000	3,907,706
Total New Jersey		24,849,082
New York—19.0%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,701,891
Metropolitan Transportation Authority Dedicated Tax Fund, Series A, 5.250%, 11/15/26	2,090,000	2,386,383
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,315,000	2,700,517
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	2,165,000	2,517,289
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,379,155
New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,567,000
New York City General Obligation, Series I, 5.000%, 08/01/24	3,490,000	4,003,623
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,020,000	1,167,502
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	167,884

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York—19.0% (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21	$3,000,000	$3,542,010
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,165,000	1,358,530
New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,180,000	4,855,990
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	5,000,000	5,853,050
New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	3,320,000	3,860,264
New York State Thruway Authority, General Revenue Junior Indebtedness, Series A, 5.000%, 05/01/19	8,550,000	9,880,893
New York State Thruway Authority, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	1,000,000	1,169,640
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	3,355,000	3,858,787
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	765,045
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,770,000	3,210,291
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19 (National Insured)[5]	2,000,000	2,053,600
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,520,000	1,769,341
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,795,977
Utility Debt Securitization Authority, Series TE, 5.000%, 12/15/28	3,200,000	3,717,504
Total New York		68,282,166
North Carolina—1.5%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23	3,000,000	3,423,450
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	300,000	337,494
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,672,198
Total North Carolina		5,433,142
Ohio—4.8%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,814,375
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,000,000	3,522,660
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,153,530
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,573,758
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,410,000	1,677,773
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	2,952,467
Ohio State Water Development Authority, 5.000%, 06/01/23	2,035,000	2,438,133
Total Ohio		17,132,696
Oklahoma—0.7%
Oklahoma Capital Improvement Authority, Series A, 5.000%, 07/01/22[7]	2,000,000	2,358,940
Oregon—0.7%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,050,000	1,229,466
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,030,000	1,175,621
Total Oregon		2,405,087
Pennsylvania—1.6%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,330,000	1,534,248
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,245,000	2,522,168
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	310,000	347,755
Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,202,773
Total Pennsylvania		5,606,944
South Carolina—1.8%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,415,000	2,802,028

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
South Carolina—1.8% (continued)
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	$3,125,000	$3,625,812
Total South Carolina		6,427,840
Texas—6.6%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,282,596
Houston Utility System Revenue, Series C, 5.000%, 05/15/24[7]	7,410,000	8,844,576
Texas A&M University, Series D, 5.000%, 05/15/21	1,510,000	1,801,339
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,200,000	1,411,032
Texas Transportation Commission Mobility Fund, Series A, 5.000%, 04/01/21	290,000	324,684
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23[7]	6,000,000	7,249,860
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	615,000	703,468
Total Texas		23,617,555
Vermont—0.1%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	458,840
Virginia—1.3%
Virginia College Building Authority, Educational Facilities Authority Revenue, 21st Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,260,000	2,647,093
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,695,000	1,991,608
Total Virginia		4,638,701
Washington—4.8%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,285,000	1,530,371
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,499,747
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	1,065,000	1,235,176
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,158,480
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,752,600
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,685,000	4,298,737
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,548,520
Total Washington		17,023,631
Wisconsin—4.8%
Wisconsin State Department of Transportation, Series 1, 5.000%, 07/01/21[7]	4,385,000	5,098,439
Wisconsin State General Obligation, Series 1, 5.000%, 05/01/20	3,000,000	3,540,840
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,960,000	2,305,391
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,700,912
Wisconsin State General Obligation, Series C, 5.000%, 05/01/23	2,235,000	2,544,235
Total Wisconsin		17,189,817
Total Municipal Bonds (cost $343,907,874)		346,219,203

	Shares
Other Investment Companies—12.1%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $43,635,732)	43,635,732	43,635,732
Total Investments—108.6% (cost $387,543,606)		389,854,935
Other Assets, less Liabilities—(8.6)%		(31,010,744)
Net Assets—100.0%		$358,844,191

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—24.9%
AutoZone, Inc.*	512	$274,995
BorgWarner, Inc.	4,531	278,521
Fossil Group, Inc.*	2,452	285,928
The Gap, Inc.	6,420	257,185
Hanesbrands, Inc.	3,803	290,855
The Home Depot, Inc.	3,426	271,099
Lowe’s Cos., Inc.	5,712	279,317
Macy’s, Inc.	4,753	281,805
O’Reilly Automotive, Inc.*	1,841	273,186
PetSmart, Inc.	3,907	269,153
The Priceline Group, Inc.*	215	256,256
PulteGroup, Inc.	13,586	260,715
The Walt Disney Co.	3,541	283,528
Whirlpool Corp.	2,005	299,667
Total Consumer Discretionary		3,862,210
Consumer Staples—3.7%
Archer-Daniels-Midland Co.	6,799	295,009
CVS Caremark Corp.	3,791	283,794
Total Consumer Staples		578,803
Energy—1.9%
National Oilwell Varco, Inc.	3,710	288,898
Financials—7.1%
American Express Co.	3,154	283,955
BlackRock, Inc.	895	281,460
Franklin Resources, Inc.	5,358	290,296
IntercontinentalExchange Group, Inc.	1,245	246,298
Total Financials		1,102,009
Health Care—12.4%
Allergan, Inc.	2,197	272,648
Becton, Dickinson and Co.	2,488	291,295
Biogen Idec, Inc.*	835	255,402
Express Scripts Holding Co.*	3,693	277,307
Gilead Sciences, Inc.*	3,425	242,696
McKesson Corp.	1,584	279,687
Medtronic, Inc.	4,879	300,254
Total Health Care		1,919,289
Industrials—12.8%
Alaska Air Group, Inc.	3,171	295,886
The Boeing Co.	2,047	256,878

	Shares	Value
Cummins, Inc.	2,014	$300,066
Danaher Corp.	3,677	275,775
Rockwell Automation, Inc.	2,291	285,344
Union Pacific Corp.	1,532	287,495
United Parcel Service, Inc., Class B	2,883	280,747
Total Industrials		1,982,191
Information Technology—32.5%
Apple, Inc.	518	278,031
EMC Corp.	10,202	279,637
F5 Networks, Inc.*	2,583	275,425
Fidelity National Information Services, Inc.	5,073	271,152
Google, Inc., Class A*	232	258,566
International Business Machines Corp.	1,512	291,045
KLA-Tencor Corp.	4,146	286,655
Lam Research Corp.*	5,331	293,205
MasterCard, Inc., Class A	3,380	252,486
Microsoft Corp.	7,466	306,031
NetApp, Inc.	6,373	235,164
Oracle Corp.	7,308	298,970
QUALCOMM, Inc.	3,663	288,864
SanDisk Corp.	3,754	304,787
Skyworks Solutions, Inc.*	7,798	292,581
Synopsys, Inc.*	6,935	266,373
Visa, Inc., Class A	1,226	264,644
Western Digital Corp.	3,232	296,762
Total Information Technology		5,040,378
Materials—3.5%
Packaging Corp. of America	3,879	272,965
PPG Industries, Inc.	1,424	275,487
Total Materials		548,452
Total Common Stocks (cost $11,853,488)		15,322,230
Other Investment Companies—1.2%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05% (cost $190,607)	190,607	190,607
Total Investments—100.0% (cost $12,044,095)		15,512,837
Other Assets, less Liabilities—0.0%		(5,311)
Net Assets—100.0%		$15,507,526

Yacktman Focused Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—80.0%
Consumer Discretionary—10.0%
Apollo Education Group, Inc.*	1,300,000	$44,512,000
Comcast Corp., Class A	2,300,000	112,148,000
Twenty-First Century Fox, Inc., Class A	22,578,450	721,833,046
Twenty-First Century Fox, Inc., Class B	976,550	30,390,236
Viacom, Inc., Class B	3,000,000	254,970,000
Total Consumer Discretionary		1,163,853,282
Consumer Staples—32.9%
Avon Products, Inc.	9,642,500	141,166,200
The Clorox Co.	2,465,600	216,997,456
The Coca-Cola Co.	20,000,000	773,200,000
Hengan International Group Co., Ltd.	2,845,200	29,537,638
PepsiCo, Inc.	14,800,000	1,235,800,000
The Procter & Gamble Co.	11,200,000	902,720,000
Sysco Corp.	12,885,000	465,535,050
Wal-Mart Stores, Inc.	1,000,000	76,430,000
Total Consumer Staples		3,841,386,344
Energy—3.6%
ConocoPhillips	2,000,000	140,700,000
Exxon Mobil Corp.	2,900,000	283,272,000
Total Energy		423,972,000
Financials—3.8%
The Bank of New York Mellon Corp.	2,250,000	79,402,500
Northern Trust Corp.	550,000	36,058,000
Resource America, Inc., Class A	215,000	1,842,550
State Street Corp.	925,000	64,333,750
US Bancorp	4,000,000	171,440,000
Wells Fargo & Co.	1,850,000	92,019,000
Total Financials		445,095,800
Health Care—12.1%
Becton, Dickinson and Co.	450,000	52,686,000
Covidien PLC	800,000	58,928,000
CR Bard, Inc.	2,350,000	347,753,000
Johnson & Johnson	3,800,000	373,274,000
Patterson Cos., Inc.	650,000	27,144,000
Stryker Corp.	4,800,000	391,056,000
WellPoint, Inc.	1,600,000	159,280,000
Total Health Care		1,410,121,000

	Shares	Value
Industrials—1.9%
Aggreko PLC	3,338,000	$83,623,152
CH Robinson Worldwide, Inc.	2,600,000	136,214,000
Total Industrials		219,837,152
Information Technology—15.0%
Cisco Systems, Inc.	24,936,000	558,815,760
Corning, Inc.	2,070,000	43,097,400
eBay, Inc.*	3,200,000	176,768,000
Hewlett-Packard Co.	649,900	21,030,764
Microsoft Corp.	12,000,000	491,880,000
Oracle Corp.	11,205,000	458,396,550
Total Information Technology		1,749,988,474
Materials—0.7%
Sigma-Aldrich Corp.	944,000	88,150,720
Total Common Stocks (cost $6,825,172,745)		9,342,404,772
Preferred Stocks—2.0%
Samsung Electronics Co., Ltd., 1.330% (Information Technology) (cost $215,382,576)	229,531	228,653,525
Other Investment Companies—17.8%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	540,306,531	540,306,531
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	363,406,307	363,406,307
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	585,087,531	585,087,531
JPMorgan Prime Money Market Fund, Capital Shares, 0.04%	590,247,520	590,247,520
Total Other Investment Companies (cost $2,079,047,889)		2,079,047,889
Total Investments—99.8% (cost $9,119,603,210)		11,650,106,186
Other Assets, less Liabilities—0.2%		23,476,964
Net Assets—100.0%		$11,673,583,150

Yacktman Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks—80.0%
Consumer Discretionary—12.6%
Apollo Education Group, Inc.*	1,875,000	$64,200,000
Comcast Corp., Class A	4,700,000	229,172,000
Liberty Interactive Corp., Class A*	2,900,000	83,723,000
Staples, Inc.	2,000,000	22,680,000
Twenty-First Century Fox, Inc., Class A	28,048,450	896,708,946
Twenty-First Century Fox, Inc., Class B	991,550	30,857,036
Viacom, Inc., Class B	4,730,000	402,002,700
Total Consumer Discretionary		1,729,343,682
Consumer Staples—27.6%
Avon Products, Inc.	11,279,500	165,131,880
The Clorox Co.	2,365,000	208,143,650
The Coca-Cola Co.	17,000,000	657,220,000
Colgate-Palmolive Co.	1,340,000	86,925,800
Hengan International Group Co., Ltd.	3,341,400	34,688,972
Lancaster Colony Corp.	460,000	45,733,200
PepsiCo, Inc.	13,100,000	1,093,850,000
The Procter & Gamble Co.	10,800,000	870,480,000
Sysco Corp.	13,481,700	487,093,821
Wal-Mart Stores, Inc.	1,700,000	129,931,000
Total Consumer Staples		3,779,198,323
Energy—3.8%
ConocoPhillips	2,750,000	193,462,500
Exxon Mobil Corp.	3,300,000	322,344,000
Total Energy		515,806,500
Financials—5.5%
Bank of America Corp.	5,000,000	86,000,000
The Bank of New York Mellon Corp.	4,200,000	148,218,000
The Goldman Sachs Group, Inc.	350,000	57,347,500
Resource America, Inc., Class A	659,226	5,649,567
State Street Corp.	1,140,000	79,287,000
US Bancorp	6,500,000	278,590,000
Wells Fargo & Co.	2,100,000	104,454,000
Total Financials		759,546,067
Health Care—12.1%
Becton, Dickinson and Co.	660,000	77,272,800
Covidien PLC	850,000	62,611,000
CR Bard, Inc.	3,350,000	495,733,000
Johnson & Johnson	4,050,000	397,831,500
Patterson Cos., Inc.	2,050,000	85,608,000

	Shares	Value
Stryker Corp.	4,900,000	$399,203,000
WellPoint, Inc.	1,406,800	140,046,940
Total Health Care		1,658,306,240
Industrials—1.8%
Aggreko PLC	3,917,000	98,128,187
CH Robinson Worldwide, Inc.	2,900,000	151,931,000
Total Industrials		250,059,187
Information Technology—15.9%
Cisco Systems, Inc.	27,500,000	616,275,000
Corning, Inc.	4,000,000	83,280,000
eBay, Inc.*	3,670,000	202,730,800
Hewlett-Packard Co.	2,878,000	93,132,080
Intel Corp.	2,300,000	59,363,000
Microsoft Corp.	15,350,000	629,196,500
Oracle Corp.	12,000,000	490,920,000
Total Information Technology		2,174,897,380
Materials—0.7%
Sigma-Aldrich Corp.	1,096,000	102,344,480
Total Common Stocks (cost $7,557,141,660)		10,969,501,859
Preferred Stocks—1.6%
Samsung Electronics Co., Ltd., 1.330% (Information Technology) (cost $205,802,411)	221,551	220,704,032
Other Investment Companies—18.2%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	650,335,464	650,335,464
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	459,536,751	459,536,751
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	690,222,383	690,222,383
JPMorgan Prime Money Market Fund, Capital Shares, 0.04%	700,264,484	700,264,484
Total Other Investment Companies (cost $2,500,359,082)		2,500,359,082
Total Investments—99.8% (cost $10,263,303,153)		13,690,564,973
Other Assets, less Liabilities—0.2%		20,973,898
Net Assets—100.0%		$13,711,538,871

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$906,747,886	$356,893,137	$(22,457,731)	$334,435,406
TimesSquare Mid Cap Growth Fund	1,839,073,805	749,876,338	(6,715,362)	743,160,976
TimesSquare International Small Cap Fund	2,922,699	607,075	(111,569)	495,506
Skyline Special Equities Portfolio	1,006,791,807	174,821,152	(10,889,288)	163,931,864
GW&K Small Cap Equity Fund	253,427,496	66,404,409	(3,673,661)	62,730,748
GW&K Municipal Enhanced Yield Fund	229,721,427	5,562,262	(4,936,694)	625,568
GW&K Municipal Bond Fund	387,543,606	4,879,214	(2,567,885)	2,311,329
Renaissance Large Cap Growth Fund	12,064,253	3,567,439	(118,855)	3,448,584
Yacktman Focused Fund	9,120,577,073	2,576,877,395	(47,348,282)	2,529,529,113
Yacktman Fund	10,266,304,429	3,490,433,847	(66,173,303)	3,424,260,544

*	Non-income producing security.
#	Rounds to less than 0.1% .
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$2,675,977	1.1%

[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2014, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$16,298,629	1.3%
TimesSquare Mid Cap Growth Fund	49,233,890	1.9%
Skyline Special Equities Portfolio	5,094,650	0.4%
GW&K Small Cap Equity Fund	8,886,161	3.0%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of Illiquid securities at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$0	0.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Yield shown represents the March 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Notes to Schedule of Portfolio Investments (continued)

[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$5,203,171	2.2%
GW&K Municipal Bond Fund	17,403,556	4.8%

[6]	Variable Rate Security. The rate listed is as of March 31, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Bond Fund	$25,278,960	7.0%

Notes to Schedule of Portfolio Investments (continued)

Country	TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	4.0%	7.9%
Austria	1.6%	0.3%
Belgium	1.4%	1.2%
Bermuda	0.0%	0.1%
China	0.4%	0.0%
Czech Republic	1.2%	0.0%
Denmark	0.0%	1.4%
Finland	0.0%	0.9%
France	11.7%	9.9%
Germany	10.1%	9.4%
Hong Kong	0.0%	2.8%
India	2.7%	0.0%
Ireland	3.9%	0.3%
Israel	1.3%	0.5%
Italy	6.4%	2.4%
Japan	18.5%	19.7%
Luxembourg	0.0%	0.4%
Malaysia	1.7%	0.0%
Netherlands	0.0%	3.2%
New Zealand	0.0%	0.1%
Norway	1.0%	0.7%
Portugal	1.8%	0.2%
Singapore	0.0%	1.4%
Spain	2.3%	3.5%
Sri Lanka	0.6%	0.0%
Sweden	0.9%	3.3%
Switzerland	7.2%	9.2%
Taiwan	1.4%	0.0%
United Kingdom	17.2%	21.1%
United States	1.9%	0.1%
Supranational & Other	0.8%	0.0%

	100.0%	100.0%

*	As a percentage of total market value on March 31, 2014.

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2014, the securities in Renaissance Large Cap Growth Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,194,799,575	—	—	$1,194,799,575
Warrants††	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	$16,445,186	—	16,445,186
Other Investment Companies	29,938,531	—	—	29,938,531

Total Investments in Securities	$1,224,738,106	$16,445,186	—	$1,241,183,292

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$2,462,982,756	—	—	$2,462,982,756
Short-Term Investments
Repurchase Agreements	—	$50,289,840	—	50,289,840
Other Investment Companies	68,962,185	—	—	68,962,185

Total Investments in Securities	$2,531,944,941	$50,289,840	—	$2,582,234,781

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$173,415	$648,447	—	$821,862
Industrials	29,498	783,345	—	812,843
Information Technology	35,339	479,412	—	514,751
Financials	53,305	408,808	—	462,113
Health Care	—	358,576	—	358,576
Consumer Staples	19,492	119,118	—	138,610
Energy	—	121,525	—	121,525
Materials	—	99,071	—	99,071
Utilities	—	60,818	—	60,818
Other Investment Companies	28,036	—	—	28,036

Total Investments in Securities	$339,085	$3,079,120	—	$3,418,205

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks†	$1,115,521,355	—	—	$1,115,521,355
Short-Term Investments
Repurchase Agreements	—	$5,257,915	—	5,257,915
Other Investment Companies	49,944,401	—	—	49,944,401

Total Investments in Securities	$1,165,465,756	$5,257,915	—	$1,170,723,671

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Small Cap Equity Fund
Investments in Securities
Common Stocks†	$301,135,303	—	—	$301,135,303
Short-Term Investments
Repurchase Agreements	—	$8,994,583	—	8,994,583
Other Investment Companies	6,028,358	—	—	6,028,358

Total Investments in Securities	$307,163,661	$8,994,583	—	$316,158,244

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds†††	—	$229,016,251	—	$229,016,251
Other Investment Companies	$1,330,744	—	—	1,330,744

Total Investments	$1,330,744	$229,016,251	—	$230,346,995

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds†††	—	$346,219,203	—	$346,219,203
Other Investment Companies	$43,635,732	—	—	43,635,732

Total Investments	$43,635,732	$346,219,203	—	$389,854,935

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,811,848,706	$29,537,638	—	$3,841,386,344
Information Technology	1,749,988,474	—	—	1,749,988,474
Health Care	1,410,121,000	—	—	1,410,121,000
Consumer Discretionary	1,163,853,282	—	—	1,163,853,282
Financials	445,095,800	—	—	445,095,800
Energy	423,972,000	—	—	423,972,000
Industrials	136,214,000	83,623,152	—	219,837,152
Materials	88,150,720	—	—	88,150,720
Preferred Stocks	—	228,653,525	—	228,653,525
Other Investment Companies	2,079,047,889	—	—	2,079,047,889

Total Investments in Securities	$11,308,291,871	$341,814,315	—	$11,650,106,186

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,744,509,351	$34,688,972	—	$3,779,198,323
Information Technology	2,174,897,380	—	—	2,174,897,380
Consumer Discretionary	1,729,343,682	—	—	1,729,343,682
Health Care	1,658,306,240	—	—	1,658,306,240
Financials	759,546,067	—	—	759,546,067
Energy	515,806,500	—	—	515,806,500
Industrials	151,931,000	98,128,187	—	250,059,187
Materials	102,344,480	—	—	102,344,480
Preferred Stocks	—	220,704,032	—	220,704,032
Other Investment Companies	2,500,359,082	—	—	2,500,359,082

Total Investments in Securities	$13,337,043,782	$353,521,191	—	$13,690,564,973

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All warrants held in the Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule Investments.
†††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company

Subsequent Events:

On April 28, 2014, Managers Investment Group LLC, advisor to the Managers Funds, changed its name to AMG Funds LLC. Additionally, the Managers family of mutual funds became the AMG family of mutual funds. Please visit www.amgfunds.com/funds for additional information related to these changes.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 15, 2014